RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
SCHEDULE OF FINANCIAL STATEMENTS TO FORM 5500

The Plan prepares its Form 5500 on a cash basis. The following is a reconciliation of net assets available for benefits from Form 5500 to the financial statements as of December 31:

	2025	2024

Net assets available for benefits per Form 5500	$21,571,576	$18,135,853
Add: Participant contributions receivable	46,571	-
Add: Employer contributions receivable	62,161	-
Add: Deemed loans	3,858	10,720
Net assets available for benefits per the financial statements	$21,684,166	$18,146,573

SCHEDULE OF RECONCILIATION OF NET INCREASE IN NET ASSETS

The following is a reconciliation of net decrease in net assets available for benefit from Form 5500 to the financial statements for the year ended December 31:

2025

Net decrease in net assets available for benefit per Form 5500	$(884,012)
Add: Participant contributions receivable	46,571
Add: Employer contributions receivable	62,161
Less: Deemed loans	(6,862)
Net decrease in net assets available for benefit before transfers per financial statements	$(782,142)